RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of Related Party Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Related Party Balance [Abstract]
Trade receivable, net	$ 1,563	$ 420
Short term deferred revenues	2,969	0
Long term deferred revenues	61	3,717
Accrued expenses and other current liabilities	$ 876	$ 0